Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	LEUTHOLD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001000351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
LEUTHOLD CORE INVESTMENT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Core Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Core Investment Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “flexible” fund, meaning that it allocates its investments among:

●	Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts, and may engage in short sales of equity securities);

●	Bonds and other debt securities (including U.S. and some developed and emerging foreign government-related securities (including those issued by sovereign and local governments and their sponsored entities), U.S. and some foreign corporate securities, and securitized debts, both above and below investment grade);

●	Real estate investment trusts;

●	Commodities (including both physical commodities and commodity-based exchange-traded funds); and

●	Money market instruments;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

●	30% to 70% of its net assets will be invested in common stocks and other equity securities;

●	30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

●	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

●	Large, mid, or small capitalization common stocks;

●	Growth stocks, value stocks, or cyclical stocks;

●	Aggressive stocks or defensive stocks;

●	Stocks in any industry or sector;

●	Equity mutual funds and exchange-traded funds;

●	Stocks in emerging and less developed markets;

●	Common stocks of foreign issuers; and

●	Options.

In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 110 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

The Fund may invest in U.S. and some foreign (developed and emerging) government-related securities, including those issued by sovereign and local governments and their sponsored entities, U.S. and some foreign corporate securities, and securitized debts. The Funds may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund’s investments are allocated among common stocks, corporate bonds, government bonds, real estate investment trusts, commodities (including both physical commodities and commodity-based exchange-traded funds), and cash equivalents. Portfolio weightings in these asset classes are driven by models that (1) determine the relative appeal of each asset class in relation to the others, and (2) the return potential of each asset class on an absolute, or stand-alone, basis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

●	Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty.

●	Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

●	Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

●	Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

●	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

●	High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

●	Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

●	Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

●	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class shares, and performance of the Fund’s Institutional Class shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the Lipper Flexible Portfolio Funds Index, the Morningstar Tactical Allocation Index, and Bloomberg Barclays Global Aggregate Index because those indices compare the Fund's performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funds.leutholdgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.10% (quarter ended September 30, 2009) and the lowest total return for a quarter was -13.31% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the Lipper Flexible Portfolio Funds Index, the Morningstar Tactical Allocation Index, and Bloomberg Barclays Global Aggregate Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

LEUTHOLD CORE INVESTMENT FUND | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCORX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.11%
Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.19%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713
Annual Return 2009	rr_AnnualReturn2009	27.49%
Annual Return 2010	rr_AnnualReturn2010	3.53%
Annual Return 2011	rr_AnnualReturn2011	(5.34%)
Annual Return 2012	rr_AnnualReturn2012	8.32%
Annual Return 2013	rr_AnnualReturn2013	19.18%
Annual Return 2014	rr_AnnualReturn2014	8.58%
Annual Return 2015	rr_AnnualReturn2015	(0.98%)
Annual Return 2016	rr_AnnualReturn2016	4.51%
Annual Return 2017	rr_AnnualReturn2017	15.76%
Annual Return 2018	rr_AnnualReturn2018	(6.21%)
1 Year	rr_AverageAnnualReturnYear01	(6.21%)
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	7.00%
LEUTHOLD CORE INVESTMENT FUND | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCRIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.19%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
1 Year	rr_AverageAnnualReturnYear01	(6.08%)
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	7.12%
LEUTHOLD CORE INVESTMENT FUND | After Taxes on Distributions | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.31%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	6.01%
LEUTHOLD CORE INVESTMENT FUND | After Taxes on Distributions and Sale of Fund Shares | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	5.51%
LEUTHOLD CORE INVESTMENT FUND | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
LEUTHOLD CORE INVESTMENT FUND | Lipper Flexible Portfolio Funds Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.10%)
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	8.35%
LEUTHOLD CORE INVESTMENT FUND | Morningstar Tactical Allocation Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.70%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	6.61%
LEUTHOLD CORE INVESTMENT FUND | Bloomberg Barclays Global Aggregate Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	1.08%
LEUTHOLD SELECT INDUSTRIES FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Select Industries Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Select Industries Fund (LSLTX) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 110 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

●	Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty.

●	Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

●	High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

●	Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

●	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the Russell 2000 Index and Lipper Multi-Cap Core Funds Index because those indices compare the Fund's performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funds.leutholdgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Fund Total Return (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 18.92% (quarter ended September 30, 2009) and the lowest total return for a quarter was -23.51% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the Russell 2000 Index® and Lipper Multi-Cap Core Funds Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

LEUTHOLD SELECT INDUSTRIES FUND | No Load
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSLTX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.11%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.54%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,942
Annual Return 2009	rr_AnnualReturn2009	18.62%
Annual Return 2010	rr_AnnualReturn2010	0.59%
Annual Return 2011	rr_AnnualReturn2011	(6.50%)
Annual Return 2012	rr_AnnualReturn2012	11.92%
Annual Return 2013	rr_AnnualReturn2013	41.93%
Annual Return 2014	rr_AnnualReturn2014	16.27%
Annual Return 2015	rr_AnnualReturn2015	(0.73%)
Annual Return 2016	rr_AnnualReturn2016	5.33%
Annual Return 2017	rr_AnnualReturn2017	21.84%
Annual Return 2018	rr_AnnualReturn2018	(11.89%)
1 Year	rr_AverageAnnualReturnYear01	(11.89%)
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	8.75%
LEUTHOLD SELECT INDUSTRIES FUND | After Taxes on Distributions | No Load
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.62%)
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	8.36%
LEUTHOLD SELECT INDUSTRIES FUND | After Taxes on Distributions and Sale of Fund Shares | No Load
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.56%)
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	7.21%
LEUTHOLD SELECT INDUSTRIES FUND | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
LEUTHOLD SELECT INDUSTRIES FUND | Russell 2000 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	11.97%
LEUTHOLD SELECT INDUSTRIES FUND | Lipper Multi-Cap Core Funds Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.72%)
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	12.33%
GRIZZLY SHORT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Grizzly Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Grizzly Short Fund (GRZZX) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Grizzly Short Fund sells stocks short. Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding securities sold short typically will be approximately equal to, or slightly less than, its net assets. When the Fund’s outstanding securities sold short equal its net assets, it is “100% short.” The Fund utilizes a disciplined, unemotional, quantitative investment approach.

The Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

The Fund generally will have outstanding approximately 60 to 100 stocks that it has sold short. The Fund may increase the number of stocks it sells short if market conditions warrant an increase. In determining which stocks to sell short, Leuthold Weeden Capital Management (referred to as the Adviser) calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities. The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its securities sold short. The factors the Adviser considers in determining when to cover securities sold short include:

●	Price movements of the stocks sold short;

●	Changes in the Vulnerability Index;

●	Daily trading volume of the stock; and

●	News and articles concerning the stock appearing in financial services and publications.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

●	Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty.

●	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

●	Rising Stock Market Risk: The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

●	Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

●	High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates. Industry practice is to calculate the turnover ratio only on the Fund’s long portfolio. If securities sold short were also included in this calculation, the Fund’s turnover ratio would likely be higher.

●	Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

●	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

Investors who wish to hedge some or all of their stock portfolios might find that investment goal consistent with an investment in the Fund.

However, because movements in the prices of the stocks the Fund has sold short are unlikely to correlate perfectly with the stocks in an investor’s portfolio, such an investor could incur both a loss on the investor’s stock portfolio and the investor’s investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the S&P MidCap 400 Index and Lipper Dedicated Short Bias Funds Index because those indices compare the Fund's performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funds.leutholdgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 23.30% (quarter ended September 30, 2011) and the lowest total return for a quarter was -26.55% (quarter ended June 30, 2009).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the S&P MidCap 400® Index and Lipper Dedicated Short Bias Funds Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

GRIZZLY SHORT FUND | No Load
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRZZX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.11%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,119
Annual Return 2009	rr_AnnualReturn2009	(47.17%)
Annual Return 2010	rr_AnnualReturn2010	(23.19%)
Annual Return 2011	rr_AnnualReturn2011	(1.92%)
Annual Return 2012	rr_AnnualReturn2012	(21.13%)
Annual Return 2013	rr_AnnualReturn2013	(26.61%)
Annual Return 2014	rr_AnnualReturn2014	(11.04%)
Annual Return 2015	rr_AnnualReturn2015	3.81%
Annual Return 2016	rr_AnnualReturn2016	(14.40%)
Annual Return 2017	rr_AnnualReturn2017	(19.84%)
Annual Return 2018	rr_AnnualReturn2018	0.50%
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	(8.63%)
10 Years	rr_AverageAnnualReturnYear10	(17.47%)
GRIZZLY SHORT FUND | After Taxes on Distributions | No Load
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	(8.63%)
10 Years	rr_AverageAnnualReturnYear10	(17.47%)
GRIZZLY SHORT FUND | After Taxes on Distributions and Sale of Fund Shares | No Load
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	(6.28%)
10 Years	rr_AverageAnnualReturnYear10	(9.97%)
GRIZZLY SHORT FUND | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
GRIZZLY SHORT FUND | S&P MidCap 400 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.08%)
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	13.68%
GRIZZLY SHORT FUND | Lipper Dedicated Short Bias Funds Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	(13.50%)
10 Years	rr_AverageAnnualReturnYear10	(19.97%)
Leuthold Global Industries Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Global Industries Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Global Industries Fund seeks capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.26%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.26%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund will invest at least 40% of its assets in securities from non-U.S. securities markets (the Fund refers to these markets as “international markets”), unless market conditions are not deemed favorable by the Fund’s investment adviser (Adviser), in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). The Fund differs from the Leuthold Global Fund because the Leuthold Global Fund is a “flexible” fund that allocates its investments among equity securities, fixed-income securities, and money market instruments, while the Fund invests in equity securities.

The Fund’s investments in common stocks and other equity securities (which include preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts) may consist of the following from around the world:

●	Large, mid, or small capitalization common stocks;

●	Growth stocks, value stocks, or cyclical stocks;

●	Aggressive stocks or defensive stocks;

●	Stocks in any industry or sector;

●	Equity mutual funds and exchange-traded funds; and

●	Put and call options on any securities in which the Fund may invest.

In investing in common stocks and other equity securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy).

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

In selecting among equity securities within the global groups, the Fund looks for companies that are financially sound with good prospects for the future. It will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available. In addition, the Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. As a result, the Fund may engage in active and frequent trading, and the portfolio turnover of the Fund may be high.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

●	Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty.

●	Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

●	High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

●	Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

●	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class shares, and performance of the Fund’s Institutional Class shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the MSCI All Country World Index and Lipper Global Multi-Cap Value Index because those indices compare the Fund's performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funds.leutholdgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the eight-year period shown on the bar chart, the Fund’s highest total return for a quarter was 12.31% (quarter ended March 31, 2012) and the lowest total return for a quarter was -23.34% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The inception date for Retail Shares and Institutional shares is May 17, 2010.

We use the MSCI All Country World Index and Lipper Global Multi-Cap Value Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Leuthold Global Industries Fund | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGINX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,282
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,853
Annual Return 2011	rr_AnnualReturn2011	(14.15%)
Annual Return 2012	rr_AnnualReturn2012	16.55%
Annual Return 2013	rr_AnnualReturn2013	33.80%
Annual Return 2014	rr_AnnualReturn2014	6.47%
Annual Return 2015	rr_AnnualReturn2015	(2.03%)
Annual Return 2016	rr_AnnualReturn2016	2.36%
Annual Return 2017	rr_AnnualReturn2017	24.66%
Annual Return 2018	rr_AnnualReturn2018	(22.76%)
1 Year	rr_AverageAnnualReturnYear01	(22.76%)
5 Years	rr_AverageAnnualReturnYear05	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Industries Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGIIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,602
1 Year	rr_AverageAnnualReturnYear01	(22.53%)
5 Years	rr_AverageAnnualReturnYear05	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Industries Fund | After Taxes on Distributions | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.07%)
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Industries Fund | After Taxes on Distributions and Sale of Fund Shares | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.49%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Industries Fund | S&P 500 Index | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Industries Fund | MSCI All Country World Index | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Industries Fund | Lipper Global Multi-Cap Value Index | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.27%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Leuthold Global Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Global Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.09%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Leuthold Global Fund is a “flexible” fund, meaning that it allocates its investments among:

●	Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options, and American Depository Receipts, and may engage in short sales of equity securities);

●	Bonds and other debt securities (including global developed and emerging government-related securities (including those issued by sovereign and local governments and their sponsored entities), global corporate securities, and securitized debts both above and below investment grade); and

●	Money market instruments from around the world;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class.

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). While at least 40% of the Fund’s assets will be invested in securities from international markets, the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:

●	30% to 70% of its net assets will be invested in common stocks and other equity securities;

●	30% to 70% of its net assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

●	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

●	Large, mid, or small capitalization common stocks;

●	Growth stocks, value stocks, or cyclical stocks;

●	Aggressive stocks or defensive stocks;

●	Stocks in any industry or sector;

●	Equity mutual funds and exchange-traded funds; and

●	Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund may invest in global (developed and emerging) government related securities, including those issued by sovereign and local governments and their sponsored entities, global corporate securities, and securitized debts. The Fund may invest in both above and below investment grade securities or mutual funds and exchange-traded funds that invest in these securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

●	Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty.

●	Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

●	Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

●	Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy.

●	Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its securities sold short increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open securities sold short. These expenses may negatively impact the performance of the Fund. Securities sold short introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

●	High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

●	Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

●	Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

●	Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class shares, and performance of the Fund’s Institutional Class shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, www.funds.leutholdgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the MSCI All Country World Index and Bloomberg Barclays Global Aggregate Index because those indices compare the Fund's performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funds.leutholdgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.11% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

We use the MSCI All Country World Index and Bloomberg Barclays Global Aggregate Index because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Leuthold Global Fund | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBLX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.21%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,116
Annual Return 2009	rr_AnnualReturn2009	31.72%
Annual Return 2010	rr_AnnualReturn2010	15.38%
Annual Return 2011	rr_AnnualReturn2011	(7.44%)
Annual Return 2012	rr_AnnualReturn2012	10.87%
Annual Return 2013	rr_AnnualReturn2013	17.53%
Annual Return 2014	rr_AnnualReturn2014	3.15%
Annual Return 2015	rr_AnnualReturn2015	(1.82%)
Annual Return 2016	rr_AnnualReturn2016	1.42%
Annual Return 2017	rr_AnnualReturn2017	16.53%
Annual Return 2018	rr_AnnualReturn2018	(13.08%)
1 Year	rr_AverageAnnualReturnYear01	(13.08%)
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	6.67%
Leuthold Global Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.21%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
1 Year	rr_AverageAnnualReturnYear01	(12.85%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Leuthold Global Fund | After Taxes on Distributions | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.63%)
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
10 Years	rr_AverageAnnualReturnYear10	5.11%
Leuthold Global Fund | After Taxes on Distributions and Sale of Fund Shares | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.54%)
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Leuthold Global Fund | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Leuthold Global Fund | MSCI All Country World Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Leuthold Global Fund | Bloomberg Barclays Global Aggregate Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	2.49%

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.
[3]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fees to the extent necessary to insure that Net Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund for the Retail and Institutional Shares, respectively. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitations above.